Consolidated Statements of Profit or Loss and Other Comprehensive Income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Net revenue from sales and services	R$ 1,674,191	R$ 1,486,273	R$ 1,264,280
Sales	1,588,775	1,440,259	1,229,827
Services	85,416	46,014	34,453
Cost of goods sold and services	(653,449)	(570,907)	(473,135)
Gross profit	1,020,742	915,366	791,145
Operating income (expenses)	(708,023)	(781,775)	(710,553)
General and administrative expenses	(364,773)	(465,523)	(471,626)
Commercial expenses	(282,671)	(246,096)	(194,043)
Impairment losses on trade receivables	(53,003)	(55,771)	(45,904)
Other operating income	4,286	13,699	1,828
Other operating expenses	(11,862)	(28,084)	(808)
Share of loss equity-accounted investees	(12,300)	(18,655)	(4,512)
Profit before finance result and taxes	300,419	114,936	76,080
Finance result
Finance income	267,508	70,287	88,557
Finance costs	(260,836)	(304,928)	(270,324)
Total finance result	6,672	(234,641)	(181,767)
Profit (loss) before income tax and social contribution	307,091	(119,705)	(105,687)
Income tax and social contribution
Current	175,617	331	10,668
Deferred	3,646	36,396	40,446
Total IRPJ and CSLL	179,263	36,727	51,114
Profit (loss) for the year	486,354	(82,978)	(54,573)
Allocated to:
Controlling shareholders	486,487	(83,772)	(54,573)
Non-controlling shareholders	R$ (133)	R$ 794	R$ 0
Profit (loss) per share
Basic	R$ 6.07	R$ (1.02)	R$ (0.66)
Diluted	R$ 5.99	R$ (1.02)	R$ (0.66)